Operating segments - Goodwill, intangible assets, property, plant and equipment geographical information (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	€ 492,813	€ 514,223
Germany
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	121,602	131,975
Sweden
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	67,518	67,432
Italy
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	60,852	61,438
Poland
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	41,635	40,319
Rest of Europe
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	3,705	3,321
Subtotal Europe
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	295,312	304,485
United States
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	58,809	85,123
South Korea
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	91,641	71,590
South Africa
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	26,688	27,684
Brazil
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	11,391	16,839
China
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	8,949	8,468
Other
Disclosure of geographical areas [line items]
Goodwill, intangible assets, property, plant and equipment	€ 23	€ 34